UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.1%

$1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown	9/12 at 102.00	Baa3	$ 1,485,195
	Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations - 34.5%

280	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Series 1995, Issue E, 6.150%,	1/05 at 101.50	AAA	285,964
	7/01/10 (Alternative Minimum Tax) - AMBAC Insured

1,680	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E,	1/12 at 100.00	AAA	1,756,961
	5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured

1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series	No Opt. Call	A3	1,188,765
	1999P, 6.000%, 5/15/29

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/13 at 101.00	BBB	1,031,970
	Allied Health Sciences, Series 2003C, 5.750%, 7/01/33

890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%,	3/09 at 101.00	A	937,001
	3/01/20 - ACA Insured

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA-	813,652
	5.000%, 9/01/19

500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A	530,920
	5.375%, 9/01/23

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	2,180,600
	2003N, 5.250%, 6/01/18

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,558,770
	Massachusetts - Worcester Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series	7/13 at 100.00	AA+	586,407
	2003H, 5.000%, 7/01/21

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series	7/13 at 100.00	AA+	513,075
	2003H, 5.000%, 7/01/26

1,000	Massachusetts Heath and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of	No Opt. Call	AAA	1,145,440
	Technology, Series 2004M, 5.250%, 7/01/15

2,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	1/05 at 101.00	Aa1	2,676,132
	Research, Series 1993, 5.125%, 7/01/26

2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998,	9/08 at 101.00	A	2,337,237
	5.250%, 9/01/28

4,000	New England Education Loan Marketing Corporation, Massachusetts Student Loan Revenue Bonds,	No Opt. Call	A3	4,349,520
	Subordinate Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)

1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1,	11/13 at 100.00	AAA	1,322,328
	5.250%, 11/01/18 - AMBAC Insured

1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	1,067,740
	5.250%, 11/01/24 - AMBAC Insured

	Healthcare - 18.9%

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	1/05 at 102.00	AAA	3,066,330
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	1/05 at 101.00	AAA	1,012,590
	Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	652,758
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured

2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	2,654,200
	System Inc., Series 2001C, 5.750%, 7/01/32

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	390,176
	Care, Series 2001C, 6.625%, 7/01/32

1,395	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/08 at 102.00	AAA	1,417,822
	1998A, 5.000%, 7/01/25 - MBIA Insured

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	1,022,630
	Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	BBB+	2,070,580
	Series 2001E, 6.250%, 10/01/31

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated	7/12 at 101.00	BBB	1,048,260
	Group, Series 2002B, 6.250%, 7/01/22

	Housing/Multifamily - 16.1%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,807,775
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41

1,950	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,884,266
	Apartments, Series 1999, 7.000%, 12/01/31

1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue	3/12 at 105.00	AAA	1,634,550
	Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

65	Massachusetts Housing Finance Agency, Housing Project Revenue Refunding Bonds, Series 1993A,	10/04 at 101.00	A+	65,660
	6.300%, 10/01/13

1,425	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D, 5.500%,	7/10 at 101.00	AAA	1,526,089
	7/01/13 (Alternative Minimum Tax) - AMBAC Insured

1,835	Massachusetts Housing Finance Agency, FHA-Insured Rental Housing Mortgage Revenue Bonds, Series	1/05 at 102.00	AAA	1,881,462
	1995A, 7.350%, 1/01/35 (Alternative Minimum Tax) - AMBAC Insured

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA-	507,130
	(Alternative Minimum Tax)

1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon	5/12 at 103.00	AAA	1,064,900
	Hill Towers, Series 2002, 5.200%, 11/20/22

	Industrials - 0.6%

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	416,860
	Inc., Series 2003, 5.450%, 6/01/14

	Long-Term Care - 5.8%

1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc.,	10/08 at 105.00	AAA	1,382,738
	Series 1998A, 6.125%, 10/01/31

2,000	Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric	5/07 at 102.00	A-1+	2,030,000
	Services Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27

645	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP,	2/06 at 102.00	AAA	683,016
	Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)

	Tax Obligation/General - 27.7%

1,180	Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15	8/11 at 100.00	AA	1,276,559

645	East Longmeadow, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/14 -	8/11 at 101.00	Aaa	711,712
	AMBAC Insured

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	1,066,870

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series	No Opt. Call	AAA	3,215,600
	1991A, 7.000%, 3/01/21

3,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 -	No Opt. Call	AAA	3,888,932
	MBIA Insured

1,865	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/22	1/13 at 100.00	Aa2	2,060,638
	(Pre-refunded to 1/01/13)

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	Aa2	1,297,988

980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 - AMBAC Insured	5/12 at 101.00	Aaa	1,052,471

1,000	Narragansett Regional School District, Massachusetts, General Obligation Bonds, Series 2000,	6/10 at 101.00	Aaa	1,184,680
	6.500%, 6/01/16 - AMBAC Insured

1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 - FGIC Insured	No Opt. Call	AAA	1,398,764

	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
530	5.250%, 1/15/15 - MBIA Insured	1/13 at 100.00	AAA	591,692
1,615	5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	1,735,350

	Tax Obligation/Limited - 12.5%

385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C,	No Opt. Call	AAA	434,661
	5.250%, 7/01/21

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%,	No Opt. Call	AAA	1,122,510
	5/01/23 - XLCA Insured

550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 -	5/14 at 100.00	AAA	590,739
	MBIA Insured

1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 -	1/14 at 100.00	AAA	1,593,690
	FGIC Insured

3,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	3,308,520
	Series 2003A, 5.000%, 12/15/13 - FSA Insured

1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,758,105
	7/01/19 - MBIA Insured

	Transportation - 8.8%

2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	2,034,880

4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	4,143,120
	1996A, 5.750%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed*** - 11.4%

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000A, 6.000%, 2/01/14	2/10 at 101.00	AAA	1,444,425
	(Pre-refunded to 2/01/10)

2,500	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden	8/10 at 100.00	AAA	2,701,975
	Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded to 8/01/10)

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity	7/06 at 100.00	Aaa	2,085,500
	National Health System - Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)

410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/08 at 102.00	AAA	445,908
	1998A, 5.000%, 7/01/25 - MBIA Insured

905	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	1/05 at 100.00	AAA	1,336,369

	Utilities - 3.0%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series	1/12 at 101.00	AAA	1,117,590
	2001A, 5.625%, 1/01/16 - MBIA Insured

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	995,540
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

	Water and Sewer - 5.2%

2,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A,	11/14 at 100.00	AA	2,073,300
	5.000%, 11/01/25

1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%,	8/13 at 100.00	AAA	1,571,940
	8/01/22

$95,950	Total Long-Term Investments (cost $98,109,211) - 146.6%			103,227,497

	Other Assets Less Liabilities - 1.7%			1,202,702

	Preferred Shares, at Liquidation Value - (48.3)%			(34,000,000)

	Net Assets Applicable to Common Shares - 100%			$70,430,199

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between
	amounts for financial statement and federal income tax purposes are primarily due
	to timing differences in recognizing income on taxable market discount securities
	and timing differences in recognizing certain gains and losses on security
	transactions.

	At August 31, 2004, the cost of investments was $97,972,167.

	Gross unrealized appreciation and gross unrealized depreciation of investments at
	August 31, 2004, were as follows:

	Gross unrealized:
	Appreciation	$5,401,007
	Depreciation	(145,677)

	Net unrealized appreciation of investments	$5,255,330

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.